Coram Acquisition Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Goodwill	$ 28,142	$ 26,542	$ 26,395
Coram LLC
Assets [Abstract]
Accounts receivable	215
Inventory	77
Other assets	10
Property and equipment	49
Intangible assets	537
Goodwill	1,566
Liabilities [Abstract]
Current liabilities	(128)
Deferred tax liabilities, net	(97)
Other noncurrent liabilities	(91)
Noncontrolling interest	(2)
Total consideration	$ 2,136